Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss per Share
Net Loss per Share

Note 14. Net Loss per Share

Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.

The Company calculates basic net loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted net loss per share is computed by giving effect to all potentially dilutive securities. Because the Company was in a net loss position for all periods presented, basic and diluted net loss per share are the same, as the inclusion of all potentially dilutive securities would have been antidilutive.

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because their inclusion would have been antidilutive:

	For the three months ended March 31,
	2026	2025
Representative’s Warrants	121,520	—
Restricted Stock Units	16,552	—
Total	138,072	—

In connection with the Company’s initial public offering in November 2025, the Company issued warrants to the Representative to purchase an aggregate of 121,520 shares of common stock at an exercise price of $10.35 per share. These warrants are initially exercisable on May 2, 2026 and expire on November 2, 2030. The warrants were excluded from the computation of diluted net loss per share for the three months ended March 31, 2026 because their effect would have been antidilutive. At March 31, 2025, there were no potentially dilutive securities outstanding.

Note 12. Net Loss per Share

Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.

The Company calculates basic net loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted net loss per share is computed by giving effect to all potentially dilutive securities. Because the Company was in a net loss position for all periods presented, basic and diluted net loss per share are the same, as the inclusion of all potentially dilutive securities would have been antidilutive.

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because their inclusion would have been antidilutive:

	For the years ended December 31,
	2025	2024
Representative’s Warrants	121,520	—
	121,520	—

In connection with the Company’s initial public offering in November 2025, the Company issued warrants to the Representative to purchase an aggregate of 121,520 shares of common stock at an exercise price of $10.35 per share (see Note 8). These warrants are initially exercisable beginning six months after the effective date of the registration statement and expire on November 2, 2030. The warrants were excluded from the computation of diluted net loss per share for the year ended December 31, 2025 because their effect would have been antidilutive. At December 31, 2024, there were no potentially dilutive securities outstanding.